CONVERTIBLE BONDS PAYABLE - Convertible Bonds due 2029 and 2030 (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Jan. 20, 2023 USD ($) $ / shares	Mar. 08, 2022 USD ($) $ / shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
CONVERTIBLE BONDS PAYABLE
Debt issuance costs | ¥			¥ 139,016		¥ 169,264
Denominations for repurchase of Notes				$ 1
Accrued interests | ¥			¥ 125,090		¥ 117,064
ADS
CONVERTIBLE BONDS PAYABLE
Basis of issuance of shares for debt conversion (per ADS) | $ / shares	$ 24.5	$ 50
Conversion rate per US$1,000 principal amount	40.8163	20
Convertible Notes due 2029
CONVERTIBLE BONDS PAYABLE
Principal amount		$ 620,000
Debt issuance costs		$ 3,950
Interest per annum (as a percent)		0.25%
Denominations for repurchase of Notes				200
Integral multiple for repurchase of notes				$ 1
Redeemable under a tax redemption (as a percent)		100.00%
Threshold percentage of VWAP for ADS on conversion price for forced conversion		150.00%
Number of trading days considered for calculation of VWAP		20 days
Number of consecutive trading days for calculation of VWAP		30 days
Threshold period of each consecutive trading days considered for calculation of VWAP		5 days
Minimum value of ordinary shares on the Hong Kong Stock Exchange for forced conversion		$ 70,000
Effective interest rate			0.38%	0.38%	0.38%
Convertible Notes due 2030
CONVERTIBLE BONDS PAYABLE
Principal amount	$ 580,000
Debt issuance costs	$ 7,934
Interest per annum (as a percent)	4.50%
Denominations for repurchase of Notes				$ 200
Integral multiple for repurchase of notes				$ 1
Redeemable under a tax redemption (as a percent)	100.00%
Threshold percentage of VWAP for ADS on conversion price for forced conversion	200.00%
Number of trading days considered for calculation of VWAP	20 days
Number of consecutive trading days for calculation of VWAP	30 days
Threshold period of each consecutive trading days considered for calculation of VWAP	5 days
Minimum value of ordinary shares on the Hong Kong Stock Exchange for forced conversion	$ 30,000
Effective interest rate			4.87%	4.87%	4.87%
Convertible bonds
CONVERTIBLE BONDS PAYABLE
Accrued interests | ¥			¥ 81,668		¥ 80,467